Trade Payables and Other Current Liabilities - Trade Payables and Other Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Total trade payables	€ 6,611	€ 4,736
Other current liabilities
Social security	332	319
Payroll accruals	1,798	1,653
Onerous contracts - current liabilities	388	488
Other current grant liabilities	1,096	1,838
Other current liabilities	2,338	1,317
Total other current liabilities	5,952	5,614	[1]
Total Trade payables and other current liabilities	€ 12,563	€ 10,350

[1]	For information on voluntary change in accounting policy, see note 5.2.16.